TRADE RECEIVABLES,NET (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade receivables net

	December 31,
	2025	2024
Open accounts (1)	$5,636	$5,758
Less-allowance for credit losses	(1,525)	(1,162)
Trade receivables, net	$4,111	$4,596

(1)	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.

Schedule of movement in allowance credit losses

U.S. dollars in thousands
Balance as of January 1, 2024	904
Change in provision for the year	432
Derecognition of bad debts	(174)
Balance as of December 31, 2024	$1,162
Change in provision for the year	564
Derecognition of bad debts	(201)
Balance as of December 31, 2025	1,525

Schedule of credit risk exposure

	Not past due	<30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
			U.S. dollars in thousands
Gross carrying amount	$1,964	$560	$301	$224	$469	$2,118	$5,636
Allowance for doubtful accounts	$40	$25	$41	$38	$85	$1,296	$1,525
Trade receivables, net	$1,924	$535	$260	$186	$384	$822	$4,111

Following is information about the credit risk exposure of the Company’s trade receivables: December 31, 2024:

	Not past due	<30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
			U.S. dollars in thousands
Gross carrying amount	$2,962	$658	$777	$200	$372	$789	$5,758
Allowance for doubtful accounts	$126	$104	$120	$99	$103	$610	$1,162
Trade receivables, net	$2,836	$554	$657	$101	$269	$179	$4,596